Accounting Principles - Summary of transition impact (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Operating leases commitments disclosed—31 December 2018				€ 2,912
Future minimum sublease income offset against amount of operating lease commitments previously disclosed				1,078
Adjustment as a result of different treatment of extension options				957
‘Low-value assets' and ‘short-term' leases				(137)
Operating leases commitments as per IFRS 16 scope	€ 2,525	€ 2,967
Discounting effect @ incremental borrowing rate				(928)
IFRS 16 lease liability (non-current)—1 January 2019	2,525	2,967
IFRS 16 lease liability (current)—1 January 2019	€ 1,076	€ 1,167
IFRS16 [Member]
DisclosureOfSignificantAccountingPoliciesLineItems [Line Items]
Operating leases commitments as per IFRS 16 scope			€ 3,208	4,810
IFRS 16 lease liability (discounted) recognized at transition date—1 January 2019			3,882
IFRS 16 lease liability (non-current)—1 January 2019			3,208	€ 4,810
IFRS 16 lease liability (current)—1 January 2019			€ 674